Income taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income taxes
Schedule of information about income taxes
(€ million)	2024	2023	2022
Current taxes:
- Italian subsidiaries	(255)	97	1,920
- subsidiaries of the Exploration & Production segment - outside Italy	4,946	5,349	7,027
- other subsidiaries - outside Italy	22	185	944
	4,713	5,631	9,891
Net deferred taxes:
- Italian subsidiaries	(1,433)	(137)	(2,191)
- subsidiaries of the Exploration & Production segment - outside Italy	294	(22)	713
- other subsidiaries - outside Italy	151	(104)	(325)
	(988)	(263)	(1,803)
	3,725	5,368	8,088

Schedule of detailed information about the reconciliation between the statutory tax charge and the effective tax charge
(€ million)	2024	2023	2022
Profit (loss) before taxation	6,489	10,228	22,049
Tax rate (IRES) (%)	24.0	24.0	24.0
Statutory corporation tax charge (credit) on profit or loss	1,557	2,455	5,292
Increase (decrease) resulting from:
- higher tax charges related to subsidiaries outside Italy	3,452	3,036	3,388
- tax effect on reserve distribution	147	106	47
- impact pursuant to foreign tax effects of Italian entities	108	14	66
- effect due to the tax regime provided for intercompany dividends	82	7	11
- tax effects related to previous years	6	48	(19)
- Italian regional income tax (IRAP)	(15)	91	(18)
- effect of the valuation of the investments under the equity method	(30)	(26)	50
- effect of reversals (impairments) of deferred tax assets	(38)	(96)	(241)
- impact pursuant to (reversal) impairment of deferred tax assets	(1,470)	(221)	(2,087)
- extraordinary contribution effect for companies in energy sector			1,971
- other adjustments	(74)	(46)	(372)
	2,168	2,913	2,796
Effective tax charge	3,725	5,368	8,088